RELATED PARTY TRANSACTIONS - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (356)	£ (223)	£ (1,000)
Interest, fees and other expenses paid	526	724	235
Amounts owed by related parties	5,487	5,415
Amounts owed to related parties	(3,875)	(3,282)
Loans and advances to banks	1,101	1,216
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(65)	(12)	(863)
Interest, fees and other expenses paid	226	475	47
Amounts owed by related parties	641	903
Amounts owed to related parties	(2,087)	(2,250)
Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(33)	(28)	(60)
Interest, fees and other expenses paid	216	194	171
Amounts owed by related parties	34	26
Amounts owed to related parties	(221)	(251)
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Dividend income	1,446	1,685	1,212
Loans and advances to banks	1,845	1,816
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(641)	(990)	(192)
Interest, fees and other expenses paid	93	43	656
Amounts owed by related parties	5,349	15,004
Amounts owed to related parties	(1,089)	(1,092)
Santander UK Group Holdings plc | Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	0	0	0
Interest, fees and other expenses paid	86	36	0
Amounts owed by related parties	0	0
Amounts owed to related parties	(1,089)	(1,092)
Santander UK Group Holdings plc | Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(641)	(990)	(192)
Interest, fees and other expenses paid	7	7	£ 656
Amounts owed by related parties	5,349	15,004
Amounts owed to related parties	0	0
Santander UK Group Undertakings | Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Loans and advances to banks	£ 1,793	£ 1,772